SCHEDULE OF SIGNIFICANT DUE FROM RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Amounts owing to related parties	$ 391	$ 272
Liping Huang [Member]
IfrsStatementLineItems [Line Items]
Amounts owing to related parties	$ 391	$ 272